Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Schedule of Expense	COMPENSATION OF KEY MANAGEMENT PERSONNEL OF THE GROUP RECOGNIZED AS AN EXPENSE:
	Year ended December 31,
	2025	2024	2023

Short-term employee benefits (*)	14,555	12,066	8,849
Share-based payment	2,362	15,522	50,453
Total compensation	16,917	27,588	59,302

(*)	Balances amounts owed to key management personnel are $24,802 and $19,235 as of December 31, 2025 and 2024 respectively.

(*)	Includes expenses related to employee investment plan